EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Treasury Stock
We present below the stocks of Credicorp Ltd., that the entities of the Group maintain as of December 31, 2025, 2024 and 2023:

	Number of shares
As of December 31, 2025	Treasury	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
Atlantic Security International Financial Services	–	225,456	225,456
BCP	–	78,670	78,670
Grupo Crédito	–	34,664	34,664
Pacífico Seguros	–	15,113	15,113
Mibanco	–	10,079	10,079
ASB Bank Corp.	–	7,828	7,828
Credicorp Capital Servicios Financieros	–	7,803	7,803
Prima AFP	–	2,539	2,539
Other subsidiaries	–	12,731	12,731
	14,620,846	394,883	15,015,729

	Number of shares
As of December 31, 2024	Treasury	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
Atlantic Security International Financial Services	–	125,843	125,843
BCP	–	94,686	94,686
Grupo Crédito	–	38,050	38,050
Pacífico Seguros	–	17,756	17,756
Mibanco	–	12,720	12,720
Credicorp Capital Servicios Financieros	–	10,440	10,440
ASB Bank Corp	–	10,310	10,310
Prima AFP	–	3,174	3,174
Other subsidiaries	–	12,812	12,812
	14,620,846	325,791	14,946,637

	Number of shares
As of December 31, 2023	Treasury	Shared-based payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	–	14,620,846
BCP	–	109,185	109,185
Atlantic Security International Financial Services	–	39,309	39,309
Grupo Crédito	–	36,698	36,698
Pacífico Seguros	–	19,912	19,912
Mibanco	–	14,128	14,128
Credicorp Capital Servicios Financieros	–	13,267	13,267
ASB Bank Corp	–	12,041	12,041
Prima AFP	–	3,920	3,920
Other subsidiaries	–	16,790	16,790
	14,620,846	265,250	14,886,096
(*)    This mainly relates to treasury shares acquired by the Group in order to cover the obligations of the share‑based compensation and retention program. Such shares include those granted to employees and senior management which, as of the reporting date, have not yet vested in accordance with the terms and conditions of the program.

Schedule of Other Reserves Include Unrealized Gains (Losses) on Fair Value of Investments
“Other reserves” include unrealized gains (losses) on fair value of investments through other comprehensive income and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Other reserves:
	Instruments that will not be reclassifed to profit or loss	Instruments that will be reclassified to consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Reserve for cash flow hedges	Insurance reserves	Foreign currency translation reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance as of January 1, 2023	170,408	(1,655,559)	788	1,133,536	74,655	(276,172)
Increase in net unrealized gains on investments	(12,247)	1,241,632	–	–	–	1,229,385
Transfer to results of the net realized loss of investments	–	7,789	–	–	–	7,789
Transfer of credit loss of investments to profit or loss	–	8,716	-	-	-	8,716
Change in net unrealized gain on cash flow hedges derivatives	–	–	18,359	-	-	18,359
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(30,550)	–	–	(30,550)
Other reserves	–	–	–	(754,192)	–	(754,192)
Foreign exchange translation	–	–	–	–	73,498	73,498
Net movement in hedges of net investments in foreign businesses	–	–	–	–	18,950	18,950
Balance as of December 31, 2023	158,161	(397,422)	(11,403)	379,344	167,103	295,783
Increase in net unrealized gains on investments	24,116	136,783	–	–	–	160,899
Transfer to results of the net realized loss of investments	–	36,712	–	–	–	36,712
Transfer of credit loss of investments to profit or loss	–	32,776	–	–	–	32,776
Change in net unrealized gain on cash flow hedges derivatives	–	–	27,186	–	–	27,186
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	(17,416)	–	–	(17,416)
Other reserves	–	–	–	(69,383)	–	(69,383)
Foreign exchange translation	–	–	–	–	(114,143)	(114,143)
Net movement in hedges of net investments in foreign businesses	(137,787)	–	–	–	–	(137,787)
Balance as of December 31, 2024	44,490	(191,151)	(1,633)	309,961	52,960	214,627
Increase in net unrealized gains on investments	(20,927)	1,322,876	–	–	–	1,301,949
Transfer to results of the net realized gain of investments	–	(142,245)	–	–	–	(142,245)
Transfer of credit loss of investments to profit or loss	–	84,830	–	–	–	84,830
Change in net unrealized gain on cash flow hedges derivatives	–	–	(10,490)	–	–	(10,490)
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	–	–	12,350	–	–	12,350
Net movement in hedges of net investments in foreign businesses	8,336	–	–	–	–	8,336
Other reserves	–	–	–	(518,071)	–	(518,071)
Foreign exchange translation	–	–	–	–	(406,519)	(406,519)
Balance as of December 31, 2025	31,899	1,074,310	227	(208,110)	(353,559)	544,767

Schedule of Components of Other Comprehensive Income
The movement of the item is as follows:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
To be reclassified to the consolidated statement of income in later periods
Debt instruments at fair value through ither comprehensive income (FVOCI) -
Net unrealized gain	1,322,876	136,783	1,241,632
Transfer to results of net realized gain (loss)	(142,245)	36,712	7,789
Transfer of credit loss to profit or loss	84,830	32,776	8,716
Sub total	1,265,461	206,271	1,258,137
Non-controlling interest	18,419	4,612	18,317
Income tax	(24,152)	(5,118)	58,489
	1,259,728	205,765	1,334,943

Cash flow hedge reserves:
Net (loss) gain on cash flow hedges	(10,490)	27,186	18,359
Transfer of net realized gains (losses) on cash flow hedges derivatives to profit or loss	12,350	(17,416)	(30,550)
Sub total	1,860	9,770	(12,191)
Non-controlling interest	29	125	(148)
Income tax	1,575	4,030	(5,104)
	3,464	13,925	(17,443)

Other reserves:
Insurance reserves	(518,071)	(69,383)	(754,192)
Non-controlling interest	(5,921)	(793)	(8,619)
	(523,992)	(70,176)	(762,811)

Foreign exchange translation:
Foreign currency translation differences arising from the translation of foreign operations	(406,519)	(114,143)	73,498
Net movement in hedges of net investments in foreign businesses	–	—	18,950
Sub total	(406,519)	(114,143)	92,448
Non-controlling interest	(436)	1	(34)
	(406,955)	(114,142)	92,414

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Not to be reclassified to the consolidated statement of income in later periods:

Equity instruments at fair value with changes in other comprehensive income -
Net unrealized gains	(20,927)	24,116	(12,247)
Transfer of the fair value reserve of equity instruments designated at FVOCI for sale	8,336	(137,787)	–
Non-controlling interest	(4)	7	127
Sub total	(12,595)	(113,664)	(12,120)
Income tax	2,332	(8,439)	3,791
	(10,263)	(122,103)	(8,329)
Attributable to:
Credicorp’s equity holders	330,140	(81,156)	571,955
Non-controlling interest	12,087	3,952	9,643
	342,227	(77,204)	581,598

Schedule of Dividends Distribution
The chart below shows the distribution of dividends agreed by the Board of Directors:

	2025	2024	2023

Date of Meeting - Board of Directors	24.04.2025	25.04.2024	27.04.2023
Dividends distribution, net of treasury shares effect (in thousands of soles)	3,181,454	2,788,657	1,994,037
Payment of dividends per share (in soles)	40.0	35.0	25.0
Date of dividends payout	13.06.2025	14.06.2024	09.06.2023
Exchange rate published by the SBS	3.6327	3.7685	3.6901
Dividends payout (equivalent in thousands of US$)	875,782	739,991	540,375